Schedule IV - Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 1,298,864		$ 1,266,264		$ 1,228,272
Ceded to other companies	1,305,648	[1]	1,273,321	[1]	1,235,737	[1]
Assumed from other companies	6,784		7,057		7,465
Net amount
Percentage of amount assumed to net
Life insurance in force
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	378,467,115		364,469,564		358,242,997
Ceded to other companies	384,205,939	[1]	370,439,179	[1]	364,544,022	[1]
Assumed from other companies	5,738,824		5,969,615		6,301,025
Net amount
Percentage of amount assumed to net
Life and annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	1,201,592		1,156,434		1,111,971
Ceded to other companies	1,208,376	[1]	1,163,491	[1]	1,119,436	[1]
Assumed from other companies	6,784		7,057		7,465
Net amount
Percentage of amount assumed to net
Accident And Health Insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	97,272		109,830		116,301
Ceded to other companies	97,272	[1]	109,830	[1]	116,301	[1]
Net amount
Percentage of amount assumed to net

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.